Defined Benefit Liabilities (Assets) - Details of Defined Benefit Liabilities (Assets) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligations	₩ 1,278,550	₩ 1,136,787
Fair value of plan assets	(1,127,163)	(965,654)
Defined benefit assets	(3,557)	(1,125)
Defined benefit liabilities	₩ 154,944	₩ 172,258